Parent Company Financial Information-Statement of Operation (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Expense
Interest expense	$ 4,162,717	$ 5,525,543
Income (loss) before income tax benefit and equity in undistributed income (loss) of subsidiaries	(1,731,725)	(1,595,111)
Income tax benefit
Net income (loss)	(1,731,725)	(1,595,111)
Parent Company
Income
Interest income	212
Dividends from bank subsidiary
Other income
Total income	212
Expense
Interest expense	159,106	148,062
Other expenses	118,096	45,413
Total expenses	277,202	193,475
Income (loss) before income tax benefit and equity in undistributed income (loss) of subsidiaries	(276,990)	(193,475)
Income tax benefit
Loss before equity in undistributed income (loss) of subsidiaries	(276,990)	(193,475)
Equity in undistributed income (distributions in excess of earnings) of subsidiaries	(1,454,735)	(1,401,636)
Net income (loss)	$ (1,731,725)	$ (1,595,111)